INVESTMENT INCOME - Main assets and liabilities of disposed target business (Details) ¥ in Millions	Sep. 30, 2020 CNY (¥)
INVESTMENT INCOME
Inventories	¥ 8,191
Property, plant and equipment, net	83,510
Construction in progress	19,843
Interest in associates	26,412
Long-term debts and Loans from Sinopec Group Company and fellow subsidiaries	(41,800)
Other financial statement items	(9,035)
Net Assets	¥ 87,121